Subsequent Events (Details) - USD ($)								12 Months Ended
	Aug. 03, 2026	Jul. 07, 2026	Jan. 06, 2026	Dec. 04, 2025	Nov. 04, 2025	Oct. 31, 2025	Aug. 25, 2025	Sep. 30, 2025	Jul. 22, 2026	Jul. 06, 2026
Subsequent Events [Line Items]
Unsecured promissory note				$ 150,000	$ 150,000			$ 750,000
Extension payment						$ 150,000
Par value per share (in Dollars per share)				$ 0.0001	$ 0.0001			$ 10
Price per shares (in Dollars per share)				$ 10
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate monthly extension fee	$ 8,253.03					$ 150,000				$ 8,253.03
Par value per share (in Dollars per share)									$ 10
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Unsecured promissory note					$ 150,000
Price per shares (in Dollars per share)					$ 10
Working Capital Note [Member]
Subsequent Events [Line Items]
Principal amount							$ 300,000
Working Capital Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount	$ 8,253.03	$ 8,253.03
Working Capital Note [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Principal amount			$ 300,000				$ 300,000
Extraordinary General Meeting [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Disbursed amount		$ 30,387,444